Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
C000241896 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.83%	12.40%
C000241897 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.55%	12.13%
C000241895 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%	12.79%
MSCI ACWI IMI (Inception Date 7/20/23) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%	14.62%